SCHWAB ANNUITY PORTFOLIOS

Schwab® S&P 500 Index Portfolio

Supplement dated February 28, 2013

to the Prospectus dated April 30, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective February 28, 2013, Larry Mano is no longer a portfolio manager of the portfolio. Additionally, Ferian Juwono will begin service as a portfolio manager of the portfolio. Accordingly, the following changes to the Prospectus are effective February 28, 2013:

1.	The following is added to the “Portfolio managers” section on Pages 3 of the Prospectus:

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. He has managed the portfolio since 2013.

2.	The following is added to the “Portfolio management” section on Page 7 of the Statutory Prospectus:

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

3.	All references to Larry Mano are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG72375-00 (02/13) © 2013 All Rights Reserved

SCHWAB ANNUITY PORTFOLIOS

Schwab® S&P 500 Index Portfolio

Supplement dated February 28, 2013

to the Statement of Additional Information dated April 30, 2012

(the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective February 28, 2013, the SAI is amended as follows:

1.	All references to Larry Mano in the SAI are deleted in their entirety.

2.	The “Other Accounts” section on page 47 and 48 of the SAI is deleted and replaced in its entirety with the following:

Other Accounts. Each portfolio manager (collectively referred to as the “portfolio managers”) is responsible for the day-to-day management of certain accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of January 31, 2013.

Name	Registered Investment Companies (this amount does not include the portfolios in this SAI)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Agnes Hong	21	$36,982,149,064	0	$0	0	$0
Ferian Juwono	11	$8,404,345,555	0	$0	0	$0
Ron Toll	10	$28,577,803,509	0	$0	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG72376-00 (02/13) © 2013 All Rights Reserved